UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03632

Deutsche DWS Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2018 (Unaudited)

DWS Intermediate Tax-Free Fund

(formerly DWS Intermediate Tax/AMT Free Fund)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.8%
Alabama 0.6%
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049	8,400,000	8,930,124
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series A, 144A, 1.54% **, 9/7/2018, LOC: JP Morgan Chase Bank NA	200,000	200,000
		9,130,124
Alaska 0.4%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	250,000	251,140
Alaska, State Housing Finance Corp., State Capital Project Bonds II, Series D, 5.0%, 12/1/2026	5,515,000	6,275,960
		6,527,100
Arizona 0.8%
Arizona, State Health Facilities Authority, Banner Health, Series F, 1.58% **, 9/7/2018, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,750,000	3,999,300
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	895,000	924,365
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded 7/1/2020 @ 100, 5.0%, 7/1/2028	4,000,000	4,235,760
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	705,282
		11,764,707
California 8.9%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series S-7, 4.0%, 4/1/2029	8,500,000	9,520,000
Series S-7, 4.0%, 4/1/2030	2,845,000	3,126,285
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.0%, 6/1/2031	5,000,000	5,761,300
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded 7/1/2019 @ 100, 6.0%, 7/1/2029	4,000,000	4,147,800
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	10,401,600
California, State General Obligation, Various Purposes:
4.0%, 9/1/2032	5,000,000	5,411,950
5.25%, 9/1/2027	10,000,000	11,036,400
6.0%, 3/1/2033	3,765,000	4,010,064
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 11/15/2032	2,000,000	2,350,880
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded 11/1/2019 @ 100, 6.25%, 11/1/2021	7,000,000	7,387,660
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, Prerefunded 4/1/2019 @ 100, 6.125%, 4/1/2028	2,000,000	2,054,820
Contra Costa, CA, Transportation Authority, Sales Tax Revenue, Series A, 0.70% of 1-month USD LIBOR + 0.250% , 1.702% *, Mandatory Put 9/1/2021 @ 100, 3/1/2034	5,835,000	5,836,109
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	10,567,600
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,098,040
Sacramento, CA, Airport Systems Revenue:
Series E, 5.0%, 7/1/2031	1,750,000	2,076,900
Series E, 5.0%, 7/1/2032	1,500,000	1,773,135
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, Prerefunded 5/15/2019 @ 100, 5.125%, 5/15/2029	4,000,000	4,104,800
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,347,950
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2028	5,000,000	5,347,950
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	9,219,780
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2025	855,000	903,299
Series C, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2026	1,215,000	1,283,635
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 4.0%, 11/1/2030	13,000,000	14,229,280
Ventura County, CA, Certificates of Participation, Public Financing Authority III, Prerefunded 8/15/2019 @ 100, 6.0%, 8/15/2026	3,370,000	3,515,550
		132,512,787
Colorado 2.1%
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,609,450
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, Prerefunded 3/15/2021 @ 100, 5.0%, 3/15/2025	3,285,000	3,542,774
Colorado, State Health Facilities Authority, Hospital Revenue, Valley View Hospital Association Project, 2.8%, Mandatory Put 5/15/2023 @ 100, 5/15/2042	3,000,000	3,023,640
Colorado, University Enterprise System Revenue, Series A, Prerefunded 6/1/2019 @ 100, 5.5%, 6/1/2023	1,000,000	1,028,360
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	535,495
Series B, 5.0%, 11/15/2021	500,000	549,115
Series B, 5.0%, 11/15/2022	2,350,000	2,631,754
Series A, AMT, 5.0%, 12/1/2033	1,250,000	1,430,962
Series A, AMT, 5.0%, 12/1/2034	13,500,000	15,404,040
		30,755,590
Connecticut 2.1%
Connecticut, State General Obligation:
Series F, 5.0%, 11/15/2028	3,000,000	3,340,350
Series A, 5.0%, 3/15/2029	4,340,000	4,796,872
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	5,140,000	5,384,715
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 1/1/2027	8,000,000	9,189,360
Series A, 5.0%, 10/1/2027	8,000,000	8,846,640
		31,557,937
Delaware 0.4%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,414,790
District of Columbia 0.4%
District of Columbia, General Obligation, Series E, 5.0%, 6/1/2027	2,500,000	2,968,800
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,714,965
Series A, 5.0%, 10/1/2030	1,455,000	1,706,046
		6,389,811
Florida 4.9%
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	1,345,000	1,427,408
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	240,000	243,773
Florida, Jacksonville Electric Authority, Water & Sewer System Revenue:
Series A, 5.0%, 10/1/2026	2,440,000	2,796,411
Series A, Prerefunded 4/1/2024 @ 100, 5.0%, 10/1/2026	2,560,000	2,942,618
Florida, Reedy Creek Improvement District:
Series A, 4.0%, 6/1/2031	2,385,000	2,534,969
Series A, 4.0%, 6/1/2032	1,500,000	1,588,440
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,278,741
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,455,831
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,962,595
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,243,160
Series A, Prerefunded 10/1/2019 @ 100, 5.75%, 10/1/2026	8,000,000	8,348,800
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	2,275,000	2,435,797
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2025	725,000	779,774
Series A-1,, 5.5%, 10/1/2026	3,335,000	3,586,959
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2026	1,065,000	1,145,461
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	7,953,190
Miami-Dade County, FL, Water & Sewer Systems Revenue, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,664,800
Orange County, FL, Housing Finance Authority, Post Fountains Project, 1.57% **, 9/7/2018, LIQ: Fannie Mae	100,000	100,000
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, Prerefunded 7/1/2020 @ 100, 5.0%, 7/1/2028	7,500,000	7,928,175
South Miami, FL, Health Facilities Authority, Baptist Health South Florida:
5.0%, 8/15/2029	3,000,000	3,485,460
5.0%, 8/15/2030	2,250,000	2,602,597
		73,504,959
Georgia 5.9%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	8,697,743
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,673,503
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,362,190
Series B, 5.25%, 11/1/2027 , INS: AGMC	10,000,000	11,990,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	8,784,688
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2033	1,000,000	1,127,600
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	11,282,826
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2033	1,000,000	1,127,600
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System Obligated Group:
Series B, 5.5%, 2/15/2029	2,110,000	2,214,593
Series B, Prerefunded 2/15/2020 @ 100, 5.5%, 2/15/2029	6,790,000	7,146,543
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,966,871
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	9,320,000	9,922,259
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048	8,250,000	8,787,900
Georgia, Municipal Electric Authority, Combined Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,107,650
Series A, 5.0%, 11/1/2027	1,000,000	1,058,170
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,527,425
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,643,531
		87,421,092
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, Prerefunded 12/1/2019 @ 100, 5.375%, 12/1/2024	1,000,000	1,044,580
Hawaii 2.1%
Hawaii, State Airports Systems Revenue:
Series A, AMT, 5.0%, 7/1/2033	1,650,000	1,891,065
Series A, AMT, 5.0%, 7/1/2034	2,000,000	2,283,160
Series A, AMT, 5.0%, 7/1/2035	2,500,000	2,842,725
Series A, 5.25%, 7/1/2027	2,335,000	2,480,004
Series A, 5.25%, 7/1/2028	5,010,000	5,321,121
Series A, 5.25%, 7/1/2029	3,155,000	3,350,925
Hawaii, State General Obligation:
Series FH, 4.0%, 10/1/2031	8,000,000	8,551,840
Series FK, 4.0%, 5/1/2032	4,400,000	4,695,020
		31,415,860
Idaho 0.4%
Idaho, State Health Facilities Authority Revenue, St. Luke's Health Systems Project:
Series A, 5.0%, 3/1/2026	3,000,000	3,432,210
Series A, 5.0%, 3/1/2027	2,100,000	2,421,195
		5,853,405
Illinois 7.4%
Chicago, IL, O'Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,313,813
Series B, 5.0%, 1/1/2029	5,000,000	5,577,900
Series C, 5.25%, 1/1/2030 , INS: AGC	10,000,000	10,401,700
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series C, 5.0%, 1/1/2030	1,250,000	1,415,837
Series B, 5.0%, 1/1/2033	3,000,000	3,387,000
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	722,800
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,124,770
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	3,576,020
5.0%, 6/1/2025	13,000,000	14,787,500
5.25%, 6/1/2020	3,000,000	3,159,390
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,784,400
Illinois, State Finance Authority Revenue, Northwestern Memorial Healthcare, Series A, 5.0%, 7/15/2025	2,000,000	2,318,860
Illinois, State Finance Authority Revenue, Uhlich Children's Advantage, 1.56% **, 9/7/2018, LOC: U.S. Bank NA	700,000	700,000
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2026	6,330,000	7,277,854
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2023 (a)	6,200,000	6,584,214
5.0%, 2/1/2024	6,170,000	6,540,879
Series A, 5.0%, 12/1/2024	5,000,000	5,315,900
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	10,000,000	11,365,700
Illinois, State Toll Highway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,250,000	1,386,975
Series A, 5.0%, 1/1/2028	1,250,000	1,388,063
Series A-1, 5.25%, 1/1/2030	5,000,000	5,204,150
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	600,000	601,530
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,899,035
University of Illinois, Health Services Systems, 1.57% **, 9/7/2018, LOC: Wells Fargo Bank NA	425,000	425,000
		110,259,290
Indiana 1.7%
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,720,091
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health:
Series B, 1.54% **, 9/7/2018, LOC: TD Bank NA	250,000	250,000
Series C, 1.56% **, 9/7/2018, LOC: Northern Trust Co.	1,100,000	1,100,000
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	10,982,600
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,745,757
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,758,660
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,043,640
		25,600,748
Kansas 0.8%
Kansas, State Development Finance Authority, Hospital Revenue, Adventist Health System:
Series C, 5.5%, 11/15/2022	4,365,000	4,569,239
Series C, Prerefunded 11/15/2019 @ 100, 5.5%, 11/15/2022	105,000	109,453
Kansas, State Development Finance Authority, Sisters of Charity of Leavenworth Health System, Inc.:
Series A, 5.25%, 1/1/2025	995,000	1,038,561
Series A, Prerefunded 1/1/2020 @ 100, 5.25%, 1/1/2025	6,505,000	6,796,749
		12,514,002
Kentucky 0.1%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,034,460
Louisiana 0.2%
Louisiana, State Public Facilities Authority Revenue, Coca-Cola Bottling Co. Project, 1.55% **, 9/7/2018, LOC: U.S. Bank NA	1,200,000	1,200,000
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,490,240
Maryland 0.2%
Maryland, State Economic Development Corp. Revenue, Transportation Facilities Projects:
Series A, 5.0%, 6/1/2031	1,000,000	1,134,320
Series A, 5.0%, 6/1/2032	500,000	563,620
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 1.56% **, 9/7/2018, LOC: PNC Bank NA	635,000	635,000
		2,332,940
Massachusetts 4.4%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,053,957
Massachusetts, State Development Finance Agency Revenue, Series H-1, 5.0%, 7/1/2022	2,740,000	3,008,082
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series I, 5.0%, 7/1/2027	3,300,000	3,791,700
Series I, 5.0%, 7/1/2028	5,000,000	5,711,150
Series J-2, 5.0%, 7/1/2031	1,805,000	2,044,361
Series J-2, 5.0%, 7/1/2032	2,765,000	3,121,823
Series J-2, 5.0%, 7/1/2033	1,000,000	1,124,610
Series J-2, 5.0%, 7/1/2034	2,000,000	2,235,100
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System Issue, Series S-1, 5.0%, 7/1/2029	9,025,000	10,668,182
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 6.0%, 7/1/2024	1,785,000	1,838,568
Series A, Prerefunded 7/1/2019 @ 100, 6.0%, 7/1/2024	3,215,000	3,330,000
5.0%, 7/1/2030	3,500,000	3,940,650
5.0%, 7/1/2031	9,610,000	10,796,451
5.0%, 7/1/2034	1,325,000	1,471,492
5.0%, 7/1/2035	1,000,000	1,107,360
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	385,000	387,325
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs:
Series A, 5.0%, 6/1/2031	2,750,000	3,124,770
Series A, 5.0%, 6/1/2032	2,800,000	3,176,768
		64,932,349
Michigan 4.8%
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,263,198
Series A, 5.0%, 5/1/2021	2,100,000	2,255,883
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Senior Lien, Series C, 5.0%, 7/1/2031	10,000,000	11,520,300
Michigan, State Building Authority Revenue, Facilities Program:
Series II-A, 5.0%, 10/15/2024	1,610,000	1,750,891
Series I, 5.0%, 4/15/2027	11,225,000	13,026,725
Michigan, State Finance Authority Revenue, Series C-3, 5.0%, 4/1/2023	3,000,000	3,309,810
Michigan, State Finance Authority Revenue, Clean Water Revolving Fund, Series B, 4.0%, 10/1/2030	7,500,000	8,045,175
Michigan, State Finance Authority Revenue, Henry Ford Health System:
5.0%, 11/15/2028	2,000,000	2,296,440
5.0%, 11/15/2031	10,700,000	12,111,116
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.5%, 12/1/2026	2,000,000	2,372,640
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group, 5.0%, 11/15/2027	2,250,000	2,584,215
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,139,869
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,113,790
		71,790,052
Minnesota 0.4%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
Series A, 5.0%, 1/1/2027	2,000,000	2,254,020
Series A, 5.0%, 1/1/2028	3,500,000	3,931,550
		6,185,570
Mississippi 1.2%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	6,110,000	6,512,527
Series D, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,329,400
Mississippi, State Gaming Tax Revenue, Series E, 5.0%, 10/15/2028	4,755,000	5,389,079
		17,231,006
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,731,066
Series A, 5.0%, 6/1/2023	1,375,000	1,511,895
Kansas City, MO, Sanitary Sewer System Revenue:
Series B, 5.0%, 1/1/2027 (a)	700,000	804,279
Series B, 5.0%, 1/1/2030 (a)	625,000	727,950
Series B, 5.0%, 1/1/2032 (a)	650,000	745,739
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	140,000	142,160
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	165,000	168,973
		5,832,062
Nebraska 0.2%
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029	2,080,000	2,405,770
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	225,000	226,001
Series C, 4.5%, 9/1/2043	830,000	842,234
		3,474,005
Nevada 0.8%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,111,896
5.0%, 6/1/2025	3,190,000	3,265,443
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,144,518
Las Vegas Valley, NV, Water District, Series A, 5.0%, 6/1/2027	2,000,000	2,316,300
		11,838,157
New Hampshire 0.7%
New Hampshire, State Municipal Bond Bank:
Series B, 4.0%, 8/15/2030	2,875,000	3,089,677
Series B, 4.0%, 8/15/2031	4,515,000	4,815,699
New Hampshire, State Turnpike Systems, Series B, 5.0%, 2/1/2024	1,775,000	1,940,838
		9,846,214
New Jersey 3.7%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	2,060,000	2,018,161
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2024	2,000,000	2,293,800
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,326,350
Series B, 5.25%, 6/15/2026	5,000,000	5,305,700
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement, GARVEE Notes:
Series A, 5.0%, 6/15/2029	970,000	1,082,966
Series A, 5.0%, 6/15/2031	970,000	1,074,537
New Jersey, State Turnpike Authority Revenue:
Series B, 5.0%, 1/1/2028	7,870,000	8,718,701
Series A, 5.0%, 1/1/2032	12,000,000	13,793,520
Series D-4, 5.25%, 1/1/2026 , INS: AGMC	10,000,000	11,709,200
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2029	3,000,000	3,443,220
		54,766,155
New Mexico 0.0%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	260,000	269,890
"I", Series D, 5.35%, 9/1/2040	145,000	148,685
"I", Series B-2, 5.65%, 9/1/2039	20,000	20,259
		438,834
New York 11.1%
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue, Series A, 5.0%, 10/1/2023	3,000,000	3,436,680
New York, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 1.55% **, 9/7/2018, LOC: TD Bank NA	640,000	640,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt:
Series A, 5.0%, 7/1/2023	1,945,000	2,216,717
Series A, 5.0%, 7/1/2024	2,000,000	2,315,060
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2029	1,500,000	1,733,130
Series A, 5.0%, 8/1/2030	1,785,000	2,052,589
Series A, 5.0%, 8/1/2031	3,500,000	4,005,540
Series A, 5.0%, 8/1/2032	1,270,000	1,448,816
Series A, 5.0%, 8/1/2033	830,000	943,112
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,053,210
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,019,167
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program:
Series A, 5.0%, 10/1/2024	3,665,000	4,229,483
Series A, 5.0%, 10/1/2027	10,000,000	11,737,200
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 1.62% **, 9/7/2018, LOC: Mizuho Bank Ltd.	2,350,000	2,350,000
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	10,831,800
New York, State Thruway Authority:
Series J, 5.0%, 1/1/2028	10,000,000	11,264,800
Series L, 5.0%, 1/1/2030	1,700,000	2,003,399
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2028	7,965,000	9,091,729
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,093,160
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	856,793
Series B1, 5.0%, 11/1/2028	1,175,000	1,338,960
Series D-1, 5.0%, 11/1/2028	4,715,000	5,145,338
Series E-1, 5.0%, 2/1/2029	3,055,000	3,336,243
Series B1, 5.0%, 11/1/2029	935,000	1,064,413
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	7,784,708
Series S-2, 5.0%, 7/15/2031	12,110,000	14,135,761
New York, NY, General Obligation:
Series F, 5.0%, 8/1/2024	9,000,000	9,865,710
Series B, 5.0%, 8/1/2026	2,870,000	3,293,842
Series D-1, 5.0%, 8/1/2029	8,620,000	9,689,397
Port Authority of New York & New Jersey, Two Hundred Ninth Series, 5.0%, 7/15/2031	17,000,000	20,234,930
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,578,766
		164,790,453
North Carolina 0.1%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,066,380
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,382,300
Ohio 1.0%
Cleveland, OH, Airport Systems Revenue:
Series A, 5.0%, 1/1/2027	3,000,000	3,223,680
Series A, 5.0%, 1/1/2031, INS: AGMC	1,000,000	1,107,070
Lucas County, OH, Hospital Revenue, Promedica Healthcare:
Series D, 5.0%, 11/15/2024	1,805,000	1,933,462
Series D, Prerefunded 11/15/2021 @ 100, 5.0%, 11/15/2024	995,000	1,090,460
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,286,550
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	20,000	20,000
Ohio, State Infrastructure Improvement, Series A, 1.58% **, 9/7/2018	845,000	845,000
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,466,480
		14,972,702
Oregon 2.0%
Oregon, Portland Community College District:
5.0%, 6/15/2030	1,250,000	1,459,013
5.0%, 6/15/2031	1,250,000	1,453,288
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,243,720
Series J, Prerefunded 5/1/2021 @ 100, 5.0%, 5/1/2029	5,425,000	5,875,980
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	5,250,000	5,661,127
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,407,254
Series A, 5.5%, 7/1/2029	7,000,000	7,650,650
		29,751,032
Pennsylvania 4.9%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,575,300
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 5.0%, 12/1/2038 (a)	1,000,000	1,040,540
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	3,064,130
5.0%, 12/1/2032	2,745,000	3,046,730
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	740,000	849,927
5.0%, 6/1/2028	740,000	856,705
5.0%, 6/1/2029	740,000	851,333
5.0%, 6/1/2030	495,000	566,795
5.0%, 6/1/2031	495,000	563,691
Pennsylvania, Delaware River Joint Toll Bridge Commission Revenue:
5.0%, 7/1/2031	1,000,000	1,169,180
5.0%, 7/1/2032	1,500,000	1,748,670
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	342,234
Series A, 5.0%, 7/1/2031	850,000	960,832
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,381,240
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	395,000	398,128
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	4,105,000	4,212,305
Series 122, 4.0%, 10/1/2046	7,450,000	7,786,367
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, MUNIPSA + 0.88%, 2.44% *, 12/1/2020	3,000,000	3,027,810
Series B, MUNIPSA + 1.15%, 2.71% *, 12/1/2019	500,000	504,255
Series C, 5.0%, 12/1/2028	2,950,000	3,338,869
Series B, 5.0%, 6/1/2029	5,000,000	5,630,650
Series A-2, 5.0%, 12/1/2030	3,500,000	4,021,430
Series A-1, 5.0%, 12/1/2031	1,000,000	1,144,660
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,457,483
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,268,916
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,159,190
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series 14, 5.0%, 10/1/2029	1,500,000	1,718,250
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	10,086,765
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	35,520
		72,807,905
Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	46,534
South Carolina 0.5%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,005,677
South Carolina, Beaufort-Jasper Water & Sewer Authority, Waterworks & Sewer System Revenue, Series B, 5.0%, 3/1/2024	500,000	573,685
South Carolina, SCAGO Educational Facilities Corp. for Pickens School District, 5.0%, 12/1/2026	2,970,000	3,396,047
		6,975,409
Tennessee 1.3%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,815,950
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	3,125,000	3,166,062
Tennessee, State Energy Acquisition Corp., Gas Revenue:
Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048	5,250,000	5,563,110
4.0%, Mandatory Put 11/1/2025 @ 100, 11/1/2049	6,000,000	6,363,780
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	935,000	961,348
Series 1C, 4.5%, 7/1/2037	965,000	1,001,352
		19,871,602
Texas 13.4%
Allen, TX, Independent School District, 5.0%, 2/15/2025	520,000	557,934
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	970,000	1,031,003
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2029	3,030,000	3,228,223
5.0%, 10/1/2030	1,210,000	1,285,589
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,790,000	4,037,942
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	5,525,700
Denton County, TX, General Obligation, 4.0%, 7/15/2030	3,000,000	3,211,620
Fort Bend County, TX, General Obligation, Series B, 5.0%, 3/1/2027	4,470,000	5,126,866
Frisco, TX, Independent School District:
4.0%, 8/15/2029	6,940,000	7,551,483
4.0%, 8/15/2030	8,170,000	8,832,342
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, 5.0%, 11/15/2025	1,275,000	1,492,795
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,038,472
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,319,560
Series B, 5.0%, 7/1/2027	9,600,000	10,531,872
Series B, 5.0%, 7/1/2029	2,500,000	2,988,325
Series B, 5.0%, 7/1/2030	2,000,000	2,358,540
Houston, TX, General Obligation, Series A, 5.0%, 3/1/2026	865,000	878,624
Houston, TX, Utility System Revenue, SIFMA Index, Series A, MUNIPSA + 0.90% , 2.46% *, Mandatory Put 5/1/2020 @ 100, 5/15/2034	12,000,000	12,084,960
Houston, TX, Utility Systems Revenue, Series A, Prerefunded 11/15/2020 @ 100, 5.25%, 11/15/2028	2,500,000	2,683,575
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,430,399
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,142,420
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,945,000	2,215,452
Series A, 5.0%, 1/1/2028	1,150,000	1,306,320
Series B, 5.0%, 1/1/2029	2,845,000	3,233,485
North Texas, Tollway Authority Revenue, First Tier, Series A, 5.0%, 1/1/2025	1,480,000	1,674,294
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, Prerefunded 9/1/2021 @ 100, 5.25%, 9/1/2027	9,080,000	9,965,300
Series A, Prerefunded 9/1/2021 @ 100, 5.5%, 9/1/2028	1,240,000	1,367,968
Pearland, TX, Independent School District, School Building:
4.0%, 2/15/2031	3,815,000	4,075,679
4.0%, 2/15/2032	3,650,000	3,881,811
Plano, TX, General Obligation:
5.0%, 9/1/2029	645,000	675,089
Prerefunded 3/1/2020 @ 100, 5.0%, 9/1/2029	990,000	1,037,084
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,129,672
Socorro, TX, Independent School District:
Series A, 4.0%, 8/15/2031	3,140,000	3,400,055
Series B, 4.0%, 8/15/2031	9,035,000	9,783,279
Series A, 4.0%, 8/15/2032	1,500,000	1,619,340
Series B, 4.0%, 8/15/2032	3,000,000	3,238,680
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,665,367
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,203,820
Texas, Dallas-Fort Worth International Airport Revenue:
Series C, 5.0%, 11/1/2025	4,605,000	4,897,924
Series C, 5.0%, 11/1/2026	3,290,000	3,497,862
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	6,460,000	7,169,502
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	13,680,000	15,852,658
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	3,790,000	4,033,053
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022	5,000,000	5,531,800
Texas, State University Systems Financing Revenue, Series A, 5.0%, 3/15/2027	4,000,000	4,609,240
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,342,400
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,745,151
5.0%, 12/15/2027	2,770,000	2,878,529
5.0%, 12/15/2028	2,905,000	3,018,063
		199,387,121
Virginia 2.3%
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	20,159,374
Virginia, State Public Building Authority, Public Facilities Revenue, Series A, 4.0%, 8/1/2030	6,370,000	6,937,249
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,709,308
		34,805,931
Washington 4.9%
Seattle, WA, Municipal Light & Power Revenue, Series B, 5.0%, 2/1/2025	7,250,000	7,566,317
Seattle, WA, Solid Waste Revenue, 4.0%, 6/1/2031	5,150,000	5,514,157
Washington, State Convention Center Public Facilities District:
5.0%, 7/1/2033	1,000,000	1,150,640
5.0%, 7/1/2034	1,500,000	1,719,150
5.0%, 7/1/2035	2,000,000	2,284,980
Washington, State General Obligation:
Series 2011-A, Prerefunded 8/1/2020 @ 100, 5.0%, 8/1/2028	10,000,000	10,612,100
Series 2011-A, Prerefunded 8/1/2020 @ 100, 5.0%, 8/1/2031	17,845,000	18,937,292
Series A, Prerefunded 8/1/2021 @ 100, 5.0%, 8/1/2032	14,000,000	15,250,060
Washington, State Health Care Facilities Authority Revenue, Multicare Health Systems:
Series B, 5.0%, 8/15/2030	1,000,000	1,169,690
Series B, 5.0%, 8/15/2032	1,275,000	1,479,931
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,598,770
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	200,000	203,658
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	843,585
144A, 5.0%, 1/1/2029	840,000	940,724
144A, 5.0%, 1/1/2031	1,030,000	1,146,380
144A, 5.0%, 1/1/2033	1,050,000	1,162,875
		72,580,309
West Virginia 0.2%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,707,440
Wisconsin 1.3%
Wisconsin, State General Fund, Annual Appropriation Revenue:
Series A, 6.0%, 5/1/2026	4,525,000	4,655,094
Series A, Prerefunded 5/1/2019 @ 100, 6.0%, 5/1/2026	475,000	488,689
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027	3,000,000	3,371,100
Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	3,813,565
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, Prerefunded 2/15/2020 @ 100, 5.375%, 8/15/2024	1,000,000	1,052,940
Wisconsin, State Transportation Revenue, Series 2, 5.0%, 7/1/2026	5,000,000	5,752,150
		19,133,538
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,447,803,437)	99.8	1,481,337,482
Other Assets and Liabilities, Net	0.2	3,961,395
Net Assets	100.0	1,485,298,877

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of August 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$1,481,337,482	$—	$1,481,337,482
Total	$—	$1,481,337,482	$—	$1,481,337,482

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax-Free Fund, a series of Deutsche DWS Tax Free Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018